Segment and Entity-wide Disclosures - Long-Lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Long-lived assets	$ 18,043	$ 9,450
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets	13,652	6,496
United States
Segment Reporting Information [Line Items]
Long-lived assets	3,113	1,495
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,278	$ 1,458